Organization and Basis of Presentation (Details) - Schedule of condensed consolidated statements of cash flows - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
		Mar. 31, 2021	Jun. 30, 2021
As Initially Reported [Member]
Organization and Basis of Presentation (Details) - Schedule of condensed consolidated statements of cash flows [Line Items]
Net loss		$ (4,172)	$ (60,935)
Accrued expenses and other current liabilities	[1]	418	1,384
Contract liabilities		2,439	1,944
Net cash used in operating activities		(625)	(8,502)
Adjustments [Member]
Organization and Basis of Presentation (Details) - Schedule of condensed consolidated statements of cash flows [Line Items]
Net loss		116	546
Accrued expenses and other current liabilities	[1]	(191)	(271)
Contract liabilities		75	(275)
Net cash used in operating activities
As Revised [Member]
Organization and Basis of Presentation (Details) - Schedule of condensed consolidated statements of cash flows [Line Items]
Net loss		(4,056)	(60,389)
Accrued expenses and other current liabilities	[1]	227	1,113
Contract liabilities		2,514	1,669
Net cash used in operating activities		$ (625)	$ (8,502)

[1]	At June 30, 2021, accrued expenses and other payables and current operating lease liabilities were combined and presented as accrued expenses and other current liabilities. Balances at March 31, 2021 have been conformed to the updated presentation.